Financial Instruments And Risks - Additional Information (Detail) ¥ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	13.23%	12.15%
Bottom of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets	5.4	5.4	5.4
Top of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets	9.5	9.5	9.5
Increase In Upside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate			10.00%
Cumulative expected credit loss estimated decrease in impairment provision	¥ 56	¥ 62	¥ 15
Reduction In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate		10.00%
Reduction In Base Case Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate		10.00%
Cumulative expected credit loss estimated increase in impairment provision		¥ 123
Increase In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate			10.00%
Cumulative expected credit loss estimated increase in impairment provision	¥ 39		¥ 32